Equity Incentive Plans - Summary of Option Activity - Graphite Bio, Inc. (Details) - 2020 and 2021 Plan - Graphite Bio, Inc. - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding, Beginning balance (in shares)	7,755,303
Granted (in shares)	3,223,400
Options exercised	(101,900)
Number of Options, cancelled	(5,500,430)
Outstanding, Ending balance (in shares)	5,376,373	7,755,303
Exercisable (in shares)	3,812,992
Number of Options, Vested and expected to vest	5,376,373
Outstanding, Beginning balance (in dollars per share)	$ 8.47
Granted (in dollars per share)	2.22
Weighted Average Exercise Price Per Share, exercised	0.98
Weighted Average Exercise Price Per Share, cancelled	6.79
Outstanding, Ending balance (in dollars per share)	6.58	$ 8.47
Exercisable (in dollars per share)	6.42
Vested and expected to vest (in dollars per share)	$ 6.58
Outstanding, Weighted Average Remaining Contractual Lives (years)	6 years 1 month 6 days	8 years 8 months 12 days
Exercisable, Weighted Average Remaining Contractual Lives (years)	5 years 2 months 12 days
Vested and expected to vest, Weighted Average Remaining Contractual Lives (years)	6 years 1 month 6 days
Outstanding, Aggregate Intrinsic Value (in thousands)	$ 847	$ 794
Exercisable, Aggregate Intrinsic Value (in thousands)	664
Vested and expected to vest, Aggregate Intrinsic Value (in thousands)	$ 847